AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 78.9%
Communication Services - 14.9%
Alphabet, Inc., Class C*	2,220,000	$213,453,000
Bolloré SA (France)	97,075,700	445,389,038
Comcast Corp., Class A	1,100,000	32,263,000
Fox Corp., Class A	2,400,000	73,632,000
Fox Corp., Class B	3,100,000	88,350,000
News Corp., Class A	8,900,000	134,479,000
The Walt Disney Co.*	900,000	84,897,000
Warner Bros Discovery, Inc.*,1	2,900,000	33,350,000

Total Communication Services		1,105,813,038
Consumer Discretionary - 4.0%
Booking Holdings, Inc.*	85,000	139,672,850
Continental AG (Germany)	600,000	26,624,003
eBay, Inc.	1,250,000	46,012,500
Hyundai Mobis Co., Ltd. (South Korea)	550,000	72,601,937
Rinnai Corp. (Japan)	180,000	12,934,472

Total Consumer Discretionary		297,845,762
Consumer Staples - 15.0%
Associated British Foods PLC (United Kingdom)	7,700,000	107,589,161
Beiersdorf AG, ADR (Germany)	1,064,505	20,874,943
The Coca-Cola Co.	1,385,000	77,587,700
Colgate-Palmolive Co.	1,100,000	77,275,000
Hengan International Group Co., Ltd. (China)	6,935,400	31,006,954
Ingredion, Inc.	1,150,000	92,598,000
KT&G Corp. (South Korea)	1,452,810	87,720,667
PepsiCo, Inc.	1,660,000	271,011,600
The Procter & Gamble Co.	1,450,000	183,062,500
Sysco Corp.	920,000	65,053,200
Tyson Foods, Inc., Class A	1,460,000	96,257,800

Total Consumer Staples		1,110,037,525
Energy - 12.7%
Canadian Natural Resources, Ltd. (Canada)	8,310,000	386,996,700
ConocoPhillips	890,000	91,082,600
Devon Energy Corp.[1]	1,450,000	87,188,500
Diamondback Energy, Inc.	685,000	82,515,100
EOG Resources, Inc.	780,000	87,149,400
Pioneer Natural Resources Co.[1]	370,000	80,116,100
Weatherford International PLC*,2	3,900,000	125,931,000

Total Energy		940,979,400
Financials - 9.9%
The Bank of New York Mellon Corp.	2,300,000	88,596,000
Berkshire Hathaway, Inc., Class B*	340,000	90,786,800
	Shares	Value

The Charles Schwab Corp.	1,825,000	$131,162,750
First Hawaiian, Inc.[1]	1,530,000	37,683,900
FirstCash Holdings, Inc.	460,000	33,741,000
The Goldman Sachs Group, Inc.	130,000	38,096,500
State Street Corp.	1,900,000	115,539,000
U.S. Bancorp	2,800,000	112,896,000
Wells Fargo & Co.	2,110,000	84,864,200

Total Financials		733,366,150
Health Care - 4.7%
Elevance Health, Inc.	300,000	136,272,000
Embecta Corp.[1]	1,600,000	46,064,000
Johnson & Johnson	1,000,000	163,360,000

Total Health Care		345,696,000
Industrials - 9.7%
AMERCO[1]	330,000	168,042,600
Armstrong World Industries, Inc.	735,000	58,234,050
Brenntag SE (Germany)	2,700,000	163,220,381
GrafTech International, Ltd.	5,000,000	21,550,000
L3Harris Technologies, Inc.	355,000	73,779,650
Lockheed Martin Corp.	195,000	75,326,550
Northrop Grumman Corp.	225,000	105,822,000
Samsung C&T Corp. (South Korea)	700,000	50,160,532

Total Industrials		716,135,763
Information Technology - 6.5%
Cisco Systems, Inc.	800,000	32,000,000
Cognizant Technology Solutions Corp., Class A	2,800,000	160,832,000
Corning, Inc.	1,100,000	31,922,000
Microsoft Corp.	900,000	209,610,000
Oracle Corp.	700,000	42,749,000
Samsung Electronics Co., Ltd. (South Korea)	200,000	7,343,851

Total Information Technology		484,456,851
Materials - 1.5%
Reliance Steel & Aluminum Co.	650,000	113,366,500

Total Common Stocks (Cost $4,607,549,465)		5,847,696,989

Principal Amount
Corporate Bonds and Notes - 0.9%
Energy - 0.7%
W&T Offshore, Inc.
9.750%, 11/01/23[3]	$51,359,000	50,341,506

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 0.2%
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[3]	$16,723,000	$17,015,652

Total Corporate Bonds and Notes (Cost $64,210,069)		67,357,158

	Shares
Preferred Stocks - 5.6%
Consumer Discretionary - 0.7%
Hyundai Motor Co., 5.600% (South Korea)	400,000	23,255,662
Hyundai Motor Co., 6.380% (South Korea)	523,882	30,627,748

Total Consumer Discretionary		53,883,410
Information Technology - 4.9%
Samsung Electronics Co., Ltd., 2.100% (South Korea)	11,050,000	358,936,009

Total Preferred Stocks (Cost $304,566,646)		412,819,419
	Shares	Value

Short-Term Investments - 14.2%
Other Investment Companies - 14.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%[4]	335,642,193	$335,642,193
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.75%[4]	716,060,036	716,060,036

Total Short-Term Investments (Cost $1,051,702,229)		1,051,702,229
Total Investments - 99.6% (Cost $6,028,028,409)		7,379,575,795
Other Assets, less Liabilities - 0.4%		28,755,168
Net Assets - 100.0%		$7,408,330,963

*	Non-income producing security.
[1]	Some of these securities, amounting to $35,670,920 or 0.5% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Affiliated issuer. See summary of affiliated investment transaction for details.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $67,357,158 or 0.9% of net assets.
[4]	Yield shown represents the September 30, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following schedule shows the value of affiliated investments at September 30, 2022.
Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends or Interest	Value
Weatherford International PLC	3,900,000	—	—	—	$17,823,000	—	$125,931,000

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$883,720,743	$226,316,782	—	$1,110,037,525
Communication Services	660,424,000	445,389,038	—	1,105,813,038
Energy	940,979,400	—	—	940,979,400
Financials	733,366,150	—	—	733,366,150
Industrials	502,754,850	213,380,913	—	716,135,763
Information Technology	477,113,000	7,343,851	—	484,456,851
Health Care	345,696,000	—	—	345,696,000
Consumer Discretionary	185,685,350	112,160,412	—	297,845,762
Materials	113,366,500	—	—	113,366,500
Corporate Bonds and Notes†	—	67,357,158	—	67,357,158
Preferred Stocks†	—	412,819,419	—	412,819,419
Short-Term Investments
Other Investment Companies	1,051,702,229	—	—	1,051,702,229
Total Investments in Securities	$5,894,808,222	$1,484,767,573	—	$7,379,575,795

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Bermuda	0.3
Canada	6.1
China	0.5
France	7.0
Germany	3.3
Japan	0.2
South Korea	10.0
United Kingdom	1.7
United States	70.9
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$35,670,920	—	$37,257,930	$37,257,930
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.250%	10/31/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.